Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt by currency (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	€ 32,518	€ 32,363	€ 32,346
Financial assets included in the calculation of net financial debt	(8,675)	(7,919)	(5,794)
Net debt by currency before effect of foreign exchange derivatives	23,843
Net financial debt	23,843	€ 24,444	€ 26,552
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	20,445
Financial assets included in the calculation of net financial debt	(7,523)
Net debt by currency before effect of foreign exchange derivatives	12,922
Effect of foreign exchange derivatives	9,416
Net financial debt	22,338
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	7,201
Financial assets included in the calculation of net financial debt	(64)
Net debt by currency before effect of foreign exchange derivatives	7,137
Effect of foreign exchange derivatives	(7,130)
Net financial debt	7
United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	2,766
Net debt by currency before effect of foreign exchange derivatives	2,766
Effect of foreign exchange derivatives	(3,603)
Net financial debt	(837)
Poland, Zlotych
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	43
Financial assets included in the calculation of net financial debt	(117)
Net debt by currency before effect of foreign exchange derivatives	(74)
Effect of foreign exchange derivatives	1,624
Net financial debt	1,550
Egypt, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	266
Financial assets included in the calculation of net financial debt	(10)
Net debt by currency before effect of foreign exchange derivatives	256
Net financial debt	256
Morocco, Dirhams
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	616
Financial assets included in the calculation of net financial debt	(227)
Net debt by currency before effect of foreign exchange derivatives	389
Net financial debt	389
Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	1,181
Financial assets included in the calculation of net financial debt	(734)
Net debt by currency before effect of foreign exchange derivatives	447
Effect of foreign exchange derivatives	(307)
Net financial debt	€ 140